Commitments and Contingencies (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies (Textual)
Lease expiration period, Description		The Company leases many of its operating and office facilities for various terms under long-term, non-cancelable operating lease agreements. These leases expire at various dates through 2018.
Rent expense		$ 412	$ 415
Operating lease future minimum lease payments, 2016		284
Operating lease future minimum lease payments, 2017		96
Operating lease future minimum lease payments, 2018		$ 68
Subsequent Event [Member]
Commitments and Contingencies (Textual)
Settlement aggreement term, Description	With in 30 days of the agreement.
Aggreement settlement amount	$ 100